Other Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Other Accrued Expenses

5. OTHER ACCRUED EXPENSES

Other accrued expenses at September 30, 2013 and December 31, 2012, consisted of the following:

	September 30, 2013	December 31, 2012
Accrued property taxes	$11,108	$1,974
Accrued interest	9,791	3,877
Note payable	—	3,000
Self-insurance reserve	7,800	7,800
Other	2,349	2,699

Total other accrued expenses	$31,048	$19,350

In the three months ended September 30, 2013, the Company paid $3,000 related to a note payable due on September 1, 2013, for the Company’s November 2012 acquisition of Knott’s Soak City, a standalone Southern California water park, from an affiliate of Cedar Fair L.P.

10. OTHER ACCRUED EXPENSES

Other accrued expenses at December 31, 2012 and 2011, consisted of the following:

	2012	2011
Accrued property taxes	$1,974	$1,644
Accrued interest	3,877	4,908
Note payable (Note 4)	3,000	—
Self-Insurance reserve	7,800	—
Other	2,699	1,847

Total	$19,350	$8,399